Disclosures About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value Of Financial Instruments [Abstract]
Disclosures About Fair Value Of Financial Instruments

NOTE 20 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amount for cash and cash equivalents is a reasonable estimate of fair value.

Investment Securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans: The fair value for net loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Bank Owned Life Insurance: The carrying amount of bank owned life insurance represents the cash surrender value of the underlying insurance policies, if such policies were terminated. Management believes that the carrying amount approximates the fair value.

Accrued interest receivable: The carrying amount of accrued interest receivable approximates its fair value.

Deposits: Noninterest bearing and interest bearing demand deposits and savings deposits are valued at the amount payable on demand as of year end. The fair values for time deposits are based on discounted value of cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

Federal Funds Purchased and Repurchase Agreements: The carrying amount for federal funds purchased and repurchase agreements are considered to be a reasonable estimate of fair value.

Federal Home Loan Bank and other long term borrowings: The fair value of FHLB and other long term borrowings is the carrying amount. Management believes that the carrying amount approximates the fair value.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates it fair value.

Off-Balance-Sheet Instruments: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. The amount of fees currently charged on commitments is determined to be insignificant and, therefore, the carrying value and fair value of off-balance-sheet instruments are not shown.

The estimates of fair values of financial instruments are summarized as follows at December 31:

	2011		2010
(Amounts Expressed in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$20,917	$20,917	$9,933	$9,933
Investment securities	150,961	150,961	133,169	133,169
Loans	106,925	105,733	119,308	120,493
Bank owned life insurance	3,518	3,518	3,415	3,415
Accrued interest receivable	1,140	1,140	1,095	1,095

Financial liabilities:
Deposits	239,177	227,662	228,475	208,813
Federal funds purchased and repurchase agreements	14,014	14,014	13,477	13,477
FHLB and other long term borrowings	3,693	3,693	3,776	3,776
Accrued interest payable	218	218	277	277